Organization and Nature of Operations (Details) $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 01, 2015	Nov. 30, 2015	May 12, 2010	May 12, 2000	Nov. 30, 2015	Dec. 31, 2017 USD ($) entity	Dec. 31, 2017 CNY (¥) entity company	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Apr. 30, 2009 employee
Principle subsidiaries and variable interest entities
Total assets							¥ 9,729,718,000	¥ 10,631,045,000
Total liabilities							8,897,521,000	9,971,110,000
Net revenues						$ 8,315,328	54,102,019,000	38,178,844,000	¥ 22,802,895,000
Net income						1,667,484	10,849,137,000	11,792,863,000	6,836,900,000
Net cash provided by/(used in) operating activities						1,827,346	11,889,238,000	15,488,266,000	8,076,920,000
Net cash (used in)/provided by investing activities						(2,036,382)	(13,249,291,000)	(14,001,814,000)	(2,536,524,000)
Net cash (used in)/provided by financing activities						$ (200,226)	(1,302,728,000)	(2,250,507,000)	(1,632,736,000)
Amount of assets for settlement of obligations except for the registered capital of the VIEs and certain non-distributable statutory reserves							0
Registered capital of VIEs							536,200,000	533,200,000
Non-distributable statutory reserves of the consolidated VIEs							¥ 27,200,000	21,300,000
Number of entities for which the company has a variable interest but is not the primary beneficiary | entity						0	0
Primary Beneficiary Consolidated VIEs
Principle subsidiaries and variable interest entities
Net revenues							¥ 40,584,251,000	31,043,737,000	19,819,474,000
Net income							357,163,000	448,771,000	343,942,000
Net cash provided by/(used in) operating activities							(124,670,000)	1,736,702,000	931,049,000
Net cash (used in)/provided by investing activities							122,286,000	(270,733,000)	(327,330,000)
Net cash (used in)/provided by financing activities							¥ 4,000,000	¥ (57,000,000)	¥ (89,996,000)
HZ Leihuo
Principle subsidiaries and variable interest entities
Number of employees incorporating new entity | employee										2
HZ Leihuo | Operating agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement	20 years
StormNet IT HK and StormNet IT SH Joint Venture
Principle subsidiaries and variable interest entities
Number of companies in joint venture | company							2
Guangzhou NetEase | Shareholder voting rights trust agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement			20 years	10 years
Guangzhou NetEase | Letter of agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement			20 years
NetEase Advertising | Operating agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement		20 years
NetEase Advertising | Guangzhou NetEase
Principle subsidiaries and variable interest entities
Ownership percentage, owned by parent		80.00%			80.00%
NetEase Advertising | Mr. Ding
Principle subsidiaries and variable interest entities
Percentage of ownership transferred					79.00%
Ownership percentage, owned by parent, after transaction					99.00%
NetEase Advertising | One Chinese employee
Principle subsidiaries and variable interest entities
Percentage of ownership transferred					1.00%
Ownership percentage, owned by noncontrolling shareholders, after transaction					1.00%